Schedule of Restricted Stock Units Granted (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average issue price outstanding balance	$ 8.00
Weighted average issue price issued	5.69	8.00
Weighted average issue price vested	8.00	8.00
Weighted average issue price forfeited and cancelled	7.64	8.00
Weighted average issue price outstanding balance	$ 6.20	$ 8.00
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs outstanding balance	870,339
RSUs issued	734,679	949,782
RSUs vested	(606,467)	(77,649)
RSUs forfeited and cancelled	(68,031)	(1,794)
RSUs outstanding balance	930,520	870,339